Significant Judgements in Applying Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Significant Judgements in Applying Accounting Policies
5. SIGNIFICANT JUDGMENTS IN APPLYING ACCOUNTING POLICIES

Judgments that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:
a)Capitalization of evaluation costs
The Company has determined that evaluation costs capitalized during the year relating to the operating mines and certain other exploration interests have potential future economic benefits and are potentially economically recoverable. In making this judgment, the Company has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity to existing ore bodies, operating management expertise and required environmental, operating and other permits.
b)Functional currency
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the USD. The determination of functional currency may require certain judgments to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.
c)Determination of significant influence of associates
Determination of whether the Company has significant influence with respect to its associates requires an assessment of whether the Company has power to participate in the financial and operating policy decisions of the investee but does not have control or joint control of those policies. The Company determined that it had significant influence over its investment in Maverix (Note 12), despite holding an ownership interest of less than 20%, after consideration for the relevant facts and circumstances including the Company's ability to nominate a member of the Maverix board of directors.
d)Deferral of stripping costs
In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves that will be mined in a future period and therefore should be capitalized, the Company treats the costs of removal of the waste material during a mine’s production phase as deferred, where it gives rise to future benefits. These capitalized costs are subsequently amortized on a unit of production basis over the reserves that directly benefit from the specific stripping activity. As at December 31, 2021, the carrying amount of Dolores and La Arena capitalized stripping costs was $23.5 million and $41.0 million, respectively (2020 - $40.7 million and $32.9 million, respectively).
e)Impairment, or impairment reversal, of mining interests
There is significant judgment involved in assessing whether any indications of impairment, or impairment reversal, exist for mining interests, with consideration given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which mineral property, plant and equipment are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests.
f)Coronavirus disease ("COVID-19") pandemic impact
In March 2020, the World Health Organization declared a global pandemic following the emergence and rapid spread of a novel strain of the coronavirus. Since the outbreak of COVID-19, it has spread to areas where we have operations and offices. The outbreak and subsequent Government measures intended to limit the pandemic had significant effects on commodity prices and capital markets. The spread of COVID-19 has impacted our employees and contractors, not only as it relates to potential health concerns, but also in terms of limitations on movement, availability of food and other goods, and personal well-being, among others. Our suppliers and service providers have also been impacted.
During 2020, Government efforts to curtail the spread of COVID-19 resulted in temporary suspensions of our operations in Mexico, Peru, Argentina and Bolivia (see Note 21), and we reduced throughput at our Timmins operation in Canada in order to enhance physical distancing and protect our personnel and the community. During 2021, there were no Government mandated suspensions but operations have continued to be impacted by COVID-19 protocols, which have increased costs and restricted throughput levels, especially at our underground mines.
The extent to which COVID-19 will continue to impact our operations will depend on future developments which are highly uncertain and cannot be predicted with confidence. These future developments include, but are not limited to, the continued presence of, or spread, of COVID-19, and any future emergence and spread of similar pathogens, the duration of the outbreak, new information that may emerge concerning the severity of COVID-19, and the actions taken to contain COVID-19 or treat it. The impact of governmental restrictions and health and safety protocols could improve or worsen relative to our assumptions, depending on how each jurisdiction manages potential outbreaks of COVID-19, the efficacy and availability of adequate supplies of vaccines, and the roll-out of vaccination programs in each jurisdiction.
As of December 31, 2021 and 2020, no operations were suspended as a result of COVID-19. Based on management analysis, the Company has concluded that the impacts to date including increased costs and deferral of production due to reduced throughput do not represent indicators of impairment for any of the Company's assets as at December 31, 2021 and 2020.